Chase Home Lending Mortgage Trust 2024-RPL1 - ABS-15G

Exhibit 99.1S5

Redaction ID	Loan Number	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
3158440990	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441012	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441035	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441062	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441163	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441191	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441240	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441265	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441321	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443275	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443363	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443364	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443388	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443408	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443438	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441538	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441598	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441607	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441611	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441640	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441724	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441727	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442308	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442375	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442377	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442428	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442439	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442458	xxx	xxx	xxx	6/30/2020	Yes	9/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442498	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442741	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442765	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442769	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442772	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442800	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442809	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442831	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442835	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442999	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443034	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443110	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442087	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442165	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442213	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442214	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442237	xxx	xxx	xxx	6/30/2020	Yes	7/15/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442248	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period. BORROWER CONTACT: There is no evidence of recent borrower contact.		Contact made with borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Previously	7	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442008	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/17/2018. Commentary on 7/17/2018 indicated the borrower refused a promise to pay and there were no further details provided in regards to the contact; however, there were two payments noted on 4/10/2020 and 6/8/2020 in the amount of $1,039.69 through the end of the review period.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/17/2018	Contact made with borrower	Commentary on 7/17/2018 indicated the borrower refused a promise to pay and there were no further details provided in regards to the contact; however, there were two payments noted on 4/10/2020 and 6/8/2020 in the amount of $1,039.69 through the end of the review period.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Previously	Not Determined	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441021	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/21/2018. The most recent borrower contact occurred on 12/21/2018 in which the borrower stated that they would make the payment by the end of the month. The payment in the amount of $3,294.11 was received and posted on 12/28/2018.	12/21/2018	Contact made with borrower	The most recent borrower contact occurred on 12/21/2018 in which the borrower stated that they would make the payment by the end of the month. The payment in the amount of $3,294.11 was received and posted on 12/28/2018.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441169	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/17/2019. The last contact with the borrower was on 9/17/2019, a payment was set up in the amount of $3,313.39.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	9/17/2019	Contact made with borrower	The last contact with the borrower was on 9/17/2019, a payment was set up in the amount of $3,313.39.	Not Determined	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441176	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/17/2019. The most recent borrower contact was on 12/17/2019 at which time the borrower called to advise the servicer that they had switched homeowners insurance carriers. The new policy was confirmed by the servicer on 12/24/2019.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	12/17/2019	Contact made with borrower	The most recent borrower contact was on 12/17/2019 at which time the borrower called to advise the servicer that they had switched homeowners insurance carriers. The new policy was confirmed by the servicer on 12/24/2019.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441340	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/12/2019. Comments on 11/12/2019 indicate the borrower called and made a promise to pay, and the pay history indicates a payment of $1,167.44 was received on that day.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	11/12/2019	Contact made with borrower	Comments on 11/12/2019 indicate the borrower called and made a promise to pay, and the pay history indicates a payment of $1,167.44 was received on that day.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441431	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/3/2018. The last contact on the loan was on 04/03/2018 when the authorized third party stated that their reason for default was excessive obligations and they were interested in mortgage assistance, but did not have time to complete the financial interview. An initial trial modification package was mailed to the borrower on 04/06/2018; however, the borrower did not return the request for mortgage assistance package.	4/3/2018	Contact made with borrower	The last contact on the loan was on 04/03/2018 when the authorized third party stated that their reason for default was excessive obligations and they were interested in mortgage assistance, but did not have time to complete the financial interview. An initial trial modification package was mailed to the borrower on 04/06/2018; however, the borrower did not return the request for mortgage assistance package.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441905	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/9/2020. The last contact with the borrower was on 4/9/2020 when the borrower called to set up a payment. Per the payment history, funds for $820.00 posted to the account that same day.	4/9/2020	Contact made with borrower	The last contact with the borrower was on 4/9/2020 when the borrower called to set up a payment. Per the payment history, funds for $820.00 posted to the account that same day.	Retention	No	Current	Medium	No	Medium	Medium	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442456	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/2/2018. The most recent borrower contact occurred on 4/2/2018 in which the borrower called to confirm the payment they made on 3/30/2018 was applied to the account. The payment history indicates that funds in the amount of $1,182.75 was received and posted on 3/30/2018. The borrower also stated the property was owner occupied and their intent is to keep the property; the reason the loan is behind is due to excessive obligations.	4/2/2018	Contact made with borrower	The most recent borrower contact occurred on 4/2/2018 in which the borrower called to confirm the payment they made on 3/30/2018 was applied to the account. The payment history indicates that funds in the amount of $1,182.75 was received and posted on 3/30/2018. The borrower also stated the property was owner occupied and their intent is to keep the property; the reason the loan is behind is due to excessive obligations.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442485	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/23/2019. Servicing comments indicate the last borrower contact was made on 7/23/2019.  The borrower called to advise of the change of insurance carrier for their hazard insurance.  The servicer advised the borrower to have the insurance agent fax the declaration page for the new insurance.  On 7/24/2019 the cancellation for the previous insurance policy was received.  The declaration page for the new insurance was received on 8/6/2019.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/23/2019	Contact made with borrower	Servicing comments indicate the last borrower contact was made on 7/23/2019. The borrower called to advise of the change of insurance carrier for their hazard insurance. The servicer advised the borrower to have the insurance agent fax the declaration page for the new insurance. On 7/24/2019 the cancellation for the previous insurance policy was received. The declaration page for the new insurance was received on 8/6/2019.	Not Determined	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442519	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/19/2019. The last contact with the borrower was on 9/19/2019 when the borrower made a promise for 9/20/2019 for $1,200.00 and had late fee waived as a courtesy for $16.68.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	9/19/2019	Contact made with borrower	The last contact with the borrower was on 9/19/2019 when the borrower made a promise for 9/20/2019 for $1,200.00 and had late fee waived as a courtesy for $16.68.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442893	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/27/2019. The most recent borrower contact was on 11/27/2019 at which time the borrower was notified of the midterm insurance change. The insurance premium was disbursed and the borrower was advised of the timeframe.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	11/27/2019	Contact made with borrower	The most recent borrower contact was on 11/27/2019 at which time the borrower was notified of the midterm insurance change. The insurance premium was disbursed and the borrower was advised of the timeframe.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442975	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/11/2019. The most recent borrower contact was on 5/11/2019 when the borrower called to inquire if the insurance documents  had been received. The servicer confirmed receipt of their insurance renewal  and offered to review the coverage; however, the borrower declined.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	5/11/2019	Contact made with borrower	The most recent borrower contact was on 5/11/2019 when the borrower called to inquire if the insurance documents had been received. The servicer confirmed receipt of their insurance renewal and offered to review the coverage; however, the borrower declined.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443043	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/5/2018. The most recent borrower comment was on 7/5/2018 when the borrower requested information about their homeowners insurance. The servicer mailed a copy of the policy to the borrower on 7/6/2018.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/5/2018	Contact made with borrower	The most recent borrower comment was on 7/5/2018 when the borrower requested information about their homeowners insurance. The servicer mailed a copy of the policy to the borrower on 7/6/2018.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442070	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 11/29/2018. Servicing comments dated 11/29/2018 indicate the servicer spoke to the borrower and a promise to pay was accepted by the borrower in the amount of $459.51. The notes indicate the primary reason for default was the death of a family member.	11/29/2018	Contact made with borrower	Servicing comments dated 11/29/2018 indicate the servicer spoke to the borrower and a promise to pay was accepted by the borrower in the amount of $459.51. The notes indicate the primary reason for default was the death of a family member.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158440956	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/29/2019. The most recent borrower contact was on 11/29/2019 at which time the borrower accepted a payment plan. Per comments on 12/16/2019, the payment plan was completed.
														OCCUPANCY: The most recent inspection was completed on 5/25/2019. The inspection determined the occupancy of the property was Owner Occupied.	11/29/2019	Contact made with borrower	The most recent borrower contact was on 11/29/2019 at which time the borrower accepted a payment plan. Per comments on 12/16/2019, the payment plan was completed.	No Contact	No	Current	Low	No	High	High	No	No	5/25/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441201	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/12/2019. On 10/12/2019, the borrower called in to obtain a fax number as they were getting new homeowner's insurance. The borrower was advised the Lender placed insurance would be removed.
														OCCUPANCY: The most recent inspection was completed on 2/8/2018. The inspection determined the occupancy of the property was Occupied by Unknown.	10/12/2019	Contact made with borrower	On 10/12/2019, the borrower called in to obtain a fax number as they were getting new homeowner's insurance. The borrower was advised the Lender placed insurance would be removed.	No Contact	No	Current	Low	No	High	High	No	No	2/8/2018	N/A	Occupied by Unknown			Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441443	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
														OCCUPANCY: The most recent inspection was completed on 4/29/2019. The inspection determined the occupancy of the property was Owner Occupied.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No	4/29/2019	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441714	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/29/2017. During the last borrower contact on 09/29/2017, the borrower called in regards to a refund status. The borrower indicated that they had cancelled the property insurance. The borrower was advised that the refund was applied back to escrow on 8/25/2017 in the amount of $871.00 and $2316.00.

														OCCUPANCY: The most recent inspection was completed on 1/17/2018. The inspection determined the occupancy of the property was Owner Occupied.	9/29/2017	Contact made with borrower	During the last borrower contact on 09/29/2017, the borrower called in regards to a refund status. The borrower indicated that they had cancelled the property insurance. The borrower was advised that the refund was applied back to escrow on 8/25/2017 in the amount of $871.00 and $2316.00.	No Contact	No	Current	Low	No	High	High	No	No	1/17/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441901	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
														OCCUPANCY: The most recent inspection was completed on 1/21/2019. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No	1/21/2019	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442600	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/21/2018. During the last borrower contact on 2/21/2018, the co-borrower called to confirm that the recent payments were received. The borrower was advised that they were received and the loan was current.
														OCCUPANCY: The most recent inspection was completed on 2/15/2018. The inspection determined the occupancy of the property was Owner Occupied.	2/21/2018	Contact made with borrower	During the last borrower contact on 2/21/2018, the co-borrower called to confirm that the recent payments were received. The borrower was advised that they were received and the loan was current.	No Contact	No	Current	Low	No	High	High	No	No	2/15/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442186	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/31/2019. The most recent borrower contact was on 07/31/2019 at which time the borrower accepted a promise to pay in the amount of $1,981.11.
														OCCUPANCY: The most recent inspection was completed on 2/14/2019. The inspection determined the occupancy of the property was Owner Occupied.	7/31/2019	Contact made with borrower	The most recent borrower contact was on 07/31/2019 at which time the borrower accepted a promise to pay in the amount of $1,981.11.	No Contact	No	Current	Medium	No	Medium	Medium	No	No	2/14/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442241	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
														OCCUPANCY: The most recent inspection was completed on 4/24/2019. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Medium	Medium	No	No	4/24/2019	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441348	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/18/2018. The last contact with the borrower was on 10/18/2018 when the borrower was advised maintenance was completed for the loan modification and that statements would be going out to the borrower.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 9/27/2018. The inspection determined the occupancy of the property was Owner Occupied.	10/18/2018	Contact made with borrower	The last contact with the borrower was on 10/18/2018 when the borrower was advised maintenance was completed for the loan modification and that statements would be going out to the borrower.	No Contact	No	Current	Low	No	High	High	No	No	9/27/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Previously	Not Determined	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441556	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Dismissed on xxx. The most recently documented status of the bankruptcy was Dismissed as of xxx.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/6/2019. Comments on 06/06/2019 indicate the borrower called to inform the servicer that the borrower had unintentionally made a double payment.  During the call, the borrower requested a refund of one payment, and the pay history indicates the borrower was refunded $949.87 on 06/10/2019.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 11/15/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	6/6/2019	Contact made with borrower	Comments on 06/06/2019 indicate the borrower called to inform the servicer that the borrower had unintentionally made a double payment. During the call, the borrower requested a refund of one payment, and the pay history indicates the borrower was refunded $949.87 on 06/10/2019.	No Contact	No	Current	Low	No	High	High	No	No	11/15/2018	N/A	Owner Occupied	Not Determined		Never						No	No	Previously	13	xxx	xxx	Dismissed	xxx	Dismissed	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441765	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/8/2018. Commentary on 10/8/2018 indicated the borrower requested the loan amount and requested a copy of the loan modification documents. The borrower was provided the total amount due and there were no further details provided in regards to the amount due or loan modification through the end of the review period.
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.	10/8/2018	Contact made with borrower	Commentary on 10/8/2018 indicated the borrower requested the loan amount and requested a copy of the loan modification documents. The borrower was provided the total amount due and there were no further details provided in regards to the amount due or loan modification through the end of the review period.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Previously	Not Determined	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442412	xxx	xxx	xxx	6/30/2020	Yes	9/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/26/2018. The most recent borrower contact occurred on 2/22/2018 in which the authorized third party called regarding status of the modification. The servicer advised the authorized third party that they are applying the final modification terms and once the modification is counter signed a copy will be sent to the borrower. The comments indicate that the modification setup was completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 2/1/2018. The inspection determined the occupancy of the property was Owner Occupied.	2/26/2018	Contact made with borrower	The most recent borrower contact occurred on 2/22/2018 in which the authorized third party called regarding status of the modification. The servicer advised the authorized third party that they are applying the final modification terms and once the modification is counter signed a copy will be sent to the borrower. The comments indicate that the modification setup was completed on 3/26/2018.	No Contact	No	Current	Low	No	High	High	No	No	2/1/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Previously	Not Determined	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158440913	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/27/2018. The borrower stated they were not interested in mortgage assistance but will accept the promise to pay.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 6/30/2020.
														OCCUPANCY: The most recent inspection was completed on 3/4/2020. The inspection determined the occupancy of the property was Owner Occupied.	8/27/2018	Contact made with borrower	The borrower stated they were not interested in mortgage assistance but will accept the promise to pay.	No Contact	No	Current	Medium	No	Medium	Medium	No	No	3/4/2020	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158440968	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/25/2019. The borrower called in on 9/25/2019 to return a call they had received. The borrower was advised of the modification offer and how to make their trial payments.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 11/27/2019.
														OCCUPANCY: The most recent inspection was completed on 7/22/2019. The inspection determined the occupancy of the property was Owner Occupied.	9/25/2019	Contact made with borrower	The borrower called in on 9/25/2019 to return a call they had received. The borrower was advised of the modification offer and how to make their trial payments.	No Contact	No	Current	Low	No	High	High	No	No	7/22/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441092	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/29/2019. The borrower was contacted regarding the total amount due.  The borrower stated a payment was made on 04/26/2019 in the amount of $1,283.31.  The borrower accepted a promise to pay on 4/29/2019 in the amount of $1,283.31.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The prior loss mitigation review of Payment Deferral/Extension was Completed on 1/30/2018.
														OCCUPANCY: The most recent inspection was completed on 12/22/2017. The inspection determined the occupancy of the property was Owner Occupied.	4/29/2019	Contact made with borrower	The borrower was contacted regarding the total amount due. The borrower stated a payment was made on 04/26/2019 in the amount of $1,283.31. The borrower accepted a promise to pay on 4/29/2019 in the amount of $1,283.31.	No Contact	No	Current	Low	No	High	High	No	No	12/22/2017	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441103	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on 9/26/2018.		Not attempting to contact borrower for valid reason		Not Determined	No	Current	Low	No	High	High	No	No		Yes				Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441175	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/4/2020. The last contact with the borrower was on 3/4/2020, the borrower stated that the payment was mailed out, no other information was discussed.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 6/10/2020.
														OCCUPANCY: The most recent inspection was completed on 6/18/2018. The inspection determined the occupancy of the property was Owner Occupied.	3/4/2020	Contact made with borrower	The last contact with the borrower was on 3/4/2020, the borrower stated that the payment was mailed out, no other information was discussed.	Retention	No	Current	Medium	No	Medium	Medium	No	No	6/18/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441193	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/30/2019. Servicing comments indicate the last borrower contact was made on 07/30/2019.  The borrower made a payment in the amount of $2,355.07.  The servicer advised the borrower that the loan modification was completed and the countersigned agreement was sent to them on 07/26/2019.

LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 7/29/2019.
														OCCUPANCY: The most recent inspection was completed on 4/24/2019. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/30/2019	Contact made with borrower	Servicing comments indicate the last borrower contact was made on 07/30/2019. The borrower made a payment in the amount of $2,355.07. The servicer advised the borrower that the loan modification was completed and the countersigned agreement was sent to them on 07/26/2019.	No Contact	No	Current	Low	No	High	High	No	No	4/24/2019	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441250	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/24/2018. The last contact with the borrower was on 9/24/2018. Comments don’t indicated what was discussed, but that system maintenance was completed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 9/17/2018.
														OCCUPANCY: The most recent inspection was completed on 8/31/2018. The inspection determined the occupancy of the property was Owner Occupied.	9/24/2018	Contact made with borrower	The last contact with the borrower was on 9/24/2018. Comments don’t indicated what was discussed, but that system maintenance was completed.	No Contact	No	Current	Low	No	High	High	No	No	8/31/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441474	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/7/2018. Servicing comments indicate the last borrower contact was made on 6/7/2018.  The borrower was given an 800 number to call to see if they can assist the borrower with the field mice infestation.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 5/14/2018.
														OCCUPANCY: The most recent inspection was completed on 4/25/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	6/7/2018	Contact made with borrower	Servicing comments indicate the last borrower contact was made on 6/7/2018. The borrower was given an 800 number to call to see if they can assist the borrower with the field mice infestation.	No Contact	No	Current	Low	No	High	High	No	No	4/25/2018	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441475	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/7/2020. Commentary on 1/7/2020 indicated the borrower was at work; however, there were no further details provided in regards to the conversation or additional borrower contact through the end of the review period.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 10/18/2019.
														OCCUPANCY: The most recent inspection was completed on 6/29/2019. The inspection determined the occupancy of the property was Owner Occupied.	1/7/2020	Contact made with borrower	Commentary on 1/7/2020 indicated the borrower was at work; however, there were no further details provided in regards to the conversation or additional borrower contact through the end of the review period.	Retention	No	Current	Low	No	High	High	No	No	6/29/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441557	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/4/2020. Comments on 6/4/2020 indicate the borrower called and made a payment of $616.32.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 10/29/2019.
														OCCUPANCY: The most recent inspection was completed on 4/24/2019. The inspection determined the occupancy of the property was Owner Occupied.	6/4/2020	Contact made with borrower	Comments on 6/4/2020 indicate the borrower called and made a payment of $616.32.	Retention	No	Current	Low	No	High	High	No	No	4/24/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441708	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/19/2020. The last contact with the borrower was on 6/19/2020. The borrower was advised that the system maintenance was completed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 6/11/2020.
														OCCUPANCY: The most recent inspection was completed on 12/12/2019. The inspection determined the occupancy of the property was Owner Occupied.	6/19/2020	Contact made with borrower	The last contact with the borrower was on 6/19/2020. The borrower was advised that the system maintenance was completed.	Retention	No	Current	Medium	No	Medium	Medium	No	No	12/12/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443203	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The date of the prior loss mitigation status is not available.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441862	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/30/2019. The last contact with the borrower was on 10/30/2019 when the borrower called to set up a payment. Per the payment history, funds for $1,308.44 posted to the account that same day.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 2/6/2019.
														OCCUPANCY: The most recent inspection was completed on 6/28/2018. The inspection determined the occupancy of the property was Owner Occupied.	10/30/2019	Contact made with borrower	The last contact with the borrower was on 10/30/2019 when the borrower called to set up a payment. Per the payment history, funds for $1,308.44 posted to the account that same day.	No Contact	No	Current	Low	No	High	High	No	No	6/28/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442279	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/24/2020. A call was initiated to the borrower on  6/24/2020 and the borrower was advised that the 2019 year end statement would be sent via email. The borrower was asked if covid-19 had affected them; however, the call was interrupted and the outcome of that question was not noted.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 5/22/2019.
														OCCUPANCY: The most recent inspection was completed on 5/1/2019. The inspection determined the occupancy of the property was Owner Occupied.	6/24/2020	Contact made with borrower	A call was initiated to the borrower on 6/24/2020 and the borrower was advised that the 2019 year end statement would be sent via email. The borrower was asked if covid-19 had affected them; however, the call was interrupted and the outcome of that question was not noted.	Retention	No	Current	Low	No	High	High	No	No	5/1/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442570	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/29/2018. The last contact with the borrower was on 5/29/2018 when the borrower was called to tell that the modification loan maintenance was complete, but the borrower did not have time to speak.
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on 5/15/2018.	5/29/2018	Contact made with borrower	The last contact with the borrower was on 5/29/2018 when the borrower was called to tell that the modification loan maintenance was complete, but the borrower did not have time to speak.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442593	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/27/2017. The last contact with the borrower was on 9/27/2019 when the borrower called to set up a payment and also to inquire about a recast offer. Per the payment history, funds for $3,763.02 posted to the account that same day. The recast offer was accepted by the borrower on 10/30/2017 and the recast agreement was mailed to the borrower on 12/11/2017; however, comments on 12/29/2017 indicate the borrower did not return the signed recast agreement.
LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Declined on 12/29/2017.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	10/27/2017	Contact made with borrower	The last contact with the borrower was on 9/27/2019 when the borrower called to set up a payment and also to inquire about a recast offer. Per the payment history, funds for $3,763.02 posted to the account that same day. The recast offer was accepted by the borrower on 10/30/2017 and the recast agreement was mailed to the borrower on 12/11/2017; however, comments on 12/29/2017 indicate the borrower did not return the signed recast agreement.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Declined	12/29/2017	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442604	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/7/2018. During the last borrower contact on 3/1/2018, the borrower received a pre-approved offer letter and stated that they would accept the offer. In addition, the borrower made a payment in the amount of $1189.32 dated 3/31/2018. Per the payment history the payment was received and applied.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The prior loss mitigation review of Payment Deferral/Extension was Completed on 4/23/2018.
														OCCUPANCY: The most recent inspection was completed on 4/25/2018. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	3/7/2018	Contact made with borrower	During the last borrower contact on 3/1/2018, the borrower received a pre-approved offer letter and stated that they would accept the offer. In addition, the borrower made a payment in the amount of $1189.32 dated 3/31/2018. Per the payment history the payment was received and applied.	No Contact	No	Current	Low	No	High	High	No	No	4/25/2018	N/A	Occupied by Unknown	Not Determined		Never						No	No	Never								Previously				Payment Deferral/Extension	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442662	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/16/2020. The last contact with the borrower was on 4/16/2020. The borrower called to confirm the payment of $1,432.98 that was scheduled for 4/2/2020.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 4/21/2020.
														OCCUPANCY: The most recent inspection was completed on 4/6/2018. The inspection determined the occupancy of the property was Owner Occupied.	4/16/2020	Contact made with borrower	The last contact with the borrower was on 4/16/2020. The borrower called to confirm the payment of $1,432.98 that was scheduled for 4/2/2020.	Retention	No	Current	Medium	No	Medium	Medium	No	No	4/6/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Repayment Plan	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442785	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/24/2020. On 4/24/2020, the co-borrower called in regarding their escrow account. They were advised of the insurance policy information.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 1/18/2019.
														OCCUPANCY: The most recent inspection was completed on 2/8/2020. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	4/24/2020	Contact made with borrower	On 4/24/2020, the co-borrower called in regarding their escrow account. They were advised of the insurance policy information.	Retention	No	Current	Low	No	High	High	No	No	2/8/2020	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443060	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/3/2019. Servicing comments on 1/3/2019 indicate the servicer spoke with the borrower and advised the borrower that the system maintenance has been completed for the loan modification. The terms of the loan modification were also discussed with the borrower.
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on 12/19/2018.	1/3/2019	Contact made with borrower	Servicing comments on 1/3/2019 indicate the servicer spoke with the borrower and advised the borrower that the system maintenance has been completed for the loan modification. The terms of the loan modification were also discussed with the borrower.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442079	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/3/2017. The most recent borrower contact was on 11/3/2017 at which time the borrower asked for a breakdown of the trial modification interest. The borrower was sent an email with a breakdown of the interest .
														LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on 2/26/2018.	11/3/2017	Contact made with borrower	The most recent borrower contact was on 11/3/2017 at which time the borrower asked for a breakdown of the trial modification interest. The borrower was sent an email with a breakdown of the interest .	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442090	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/30/2019. The most recent contact was with the co-borrower on 12/30/2019 at which time the co-borrower called to inquire if the insurance premium was disbursed. The servicer advised the co-borrower that the premium was disbursed and provided a timeframe to the co-borrower.
LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Declined on 6/26/2018.
														OCCUPANCY: The most recent inspection was completed on 10/26/2018. The inspection determined the occupancy of the property was Owner Occupied.	12/30/2019	Contact made with borrower	The most recent contact was with the co-borrower on 12/30/2019 at which time the co-borrower called to inquire if the insurance premium was disbursed. The servicer advised the co-borrower that the premium was disbursed and provided a timeframe to the co-borrower.	Retention	No	Current	Low	No	High	High	No	No	10/26/2018	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Declined	6/26/2018	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442246	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/6/2018. The most recent borrower contact occurred on 11/6/2018 in which the borrower discuss the modification and the deferred amount due at the end of the loan. The borrower stated that they may look into refinancing if they cannot pay the lump sum amount.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 10/31/2018.
														OCCUPANCY: The most recent inspection was completed on 10/8/2018. The inspection determined the occupancy of the property was Owner Occupied.	11/6/2018	Contact made with borrower	The most recent borrower contact occurred on 11/6/2018 in which the borrower discuss the modification and the deferred amount due at the end of the loan. The borrower stated that they may look into refinancing if they cannot pay the lump sum amount.	No Contact	No	Current	Low	No	High	High	No	No	10/8/2018	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443414	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is xxx. The bankruptcy was reported as xxx; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/26/2018. Commentary on xxx indicated the borrower was advised the loan was in active foreclosure with no foreclosure sale date scheduled. The borrower reinstated the loan in the amount of $14,537.60 and commentary on xxx confirmed the foreclosure was closed and billed.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 3/13/2019. The inspection determined the occupancy of the property was Owner Occupied.	12/26/2018	Contact made with borrower	Commentary on 12/26/2018 indicated the borrower was advised the loan was in active foreclosure with no foreclosure sale date scheduled. The borrower reinstated the loan in the amount of $14,537.60 and commentary on xxxconfirmed the foreclosure was closed and billed.	No Contact	No	Current	Low	No	High	High	No	No	3/13/2019	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	Not Determined	xxx	xxx	Discharged	xxx	Discharged	xxx	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443041	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/31/2019. The most recent borrower contact was on 7/31/2019 at which time the borrower was provided with loan reinstatement information. Reinstatement funds in the amount of $9,166.26 were received on xxx and posted to the account on xxx.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 7/10/2019. The inspection determined the occupancy of the property was Owner Occupied.	7/31/2019	Contact made with borrower	The most recent borrower contact was on 7/31/2019 at which time the borrower was provided with loan reinstatement information. Reinstatement funds in the amount of $9,166.26 were received on 8/2/2019 and posted to the account on 8/6/2019.	No Contact	No	Current	Medium	No	Medium	Medium	No	No	7/10/2019	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Previously	7	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443463	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/27/2020. The most recent contact was on 5/27/2020 with an authorized third party (ATP) at which time the ATP made a payment in the amount of $304.57.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 2/17/2020. The inspection determined the occupancy of the property was Owner Occupied.	5/27/2020	Contact made with borrower	The most recent contact was on 5/27/2020 with an authorized third party (ATP) at which time the ATP made a payment in the amount of $304.57.	Retention	No	Current	Low	No	Medium	Medium	No	No	2/17/2020	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441420	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/2/2020. The most recent borrower contact was on 03/02/2020 when the borrower made a payment in the amount of $1,276.56.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
LOSS MITIGATION: There is evidence of a previous Declined Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Declined on 2/3/2020.
														OCCUPANCY: The most recent inspection was completed on 2/13/2020. The inspection determined the occupancy of the property was Owner Occupied.	3/2/2020	Contact made with borrower	The most recent borrower contact was on 03/02/2020 when the borrower made a payment in the amount of $1,276.56.	Retention	No	Current	Medium	No	Medium	Medium	No	No	2/13/2020	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Declined	2/3/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441700	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/21/2019. Servicing comments indicate the last contact was made with the authorized third party (ATP) on 10/21/2019.  The servicer advised the ATP that the system maintenance has been completed on the loan.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 8/6/2019. The inspection determined the occupancy of the property was Owner Occupied.	10/21/2019	Contact made with borrower	Servicing comments indicate the last contact was made with the authorized third party (ATP) on 10/21/2019. The servicer advised the ATP that the system maintenance has been completed on the loan.	Retention	No	Current	Low	No	High	High	No	No	8/6/2019	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441718	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/26/2019. Servicing comments indicate the last borrower contact was made on 4/26/2019.  The borrower set up a promise to pay in the amount of $545.71 dated 4/30/2019.  The borrower stated the reason for default is curtailment of income.  The payment history confirms that the payment was received on 4/27/2019.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
														OCCUPANCY: The most recent inspection was completed on 5/20/2018. The inspection determined the occupancy of the property was Owner Occupied.	4/26/2019	Contact made with borrower	Servicing comments indicate the last borrower contact was made on 4/26/2019. The borrower set up a promise to pay in the amount of $545.71 dated 4/30/2019. The borrower stated the reason for default is curtailment of income. The payment history confirms that the payment was received on 4/27/2019.	No Contact	No	Current	Low	No	High	High	No	No	5/20/2018	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441790	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/14/2020. During the last borrower contact on 4/14/2020, the borrower called and was advised that the final modification documents were sent out on 4/10/2020 to be signed and notarized. The borrower indicated that they would send the documents back as soon as possible.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 12/12/2019. The most recently completed foreclosure milestone was Close and Bill completed on 4/23/2020.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 4/8/2020. The inspection determined the occupancy of the property was Owner Occupied.	4/14/2020	Contact made with borrower	During the last borrower contact on 4/14/2020, the borrower called and was advised that the final modification documents were sent out on 4/10/2020 to be signed and notarized. The borrower indicated that they would send the documents back as soon as possible.	Retention	No	Current	Low	No	High	High	No	No	4/8/2020	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442003	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 10/9/2017. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No	10/9/2017	N/A	Owner Occupied	No Borrower Contact		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442304	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/23/2019. During the last borrower contact on 1/23/2019, the borrower called returning the servicer's phone call.  The borrower was advised that loan modification was completed and ready for servicing.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx. The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 12/31/2018. The inspection determined the occupancy of the property was Owner Occupied.	1/23/2019	Contact made with borrower	During the last borrower contact on 1/23/2019, the borrower called returning the servicer's phone call. The borrower was advised that loan modification was completed and ready for servicing.	No Contact	No	Current	Low	No	High	High	No	No	12/31/2018	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443099	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/15/2018. Commentary on 3/15/2018 indicated the authorized third party (ATP) was not aware the borrower was in default and believed the borrower completed trial payments. The ATP was advised the borrower opted out of the trial payments on 11/16/2017 and was advised certified payments in the amount of $2,428.59 per month was returned due to the foreclosure status. Additional commentary on xxx indicated the foreclosure was closed and billed.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 7/20/2018. The inspection determined the occupancy of the property was Owner Occupied.	3/15/2018	Contact made with borrower	Commentary on 3/15/2018 indicated the authorized third party (ATP) was not aware the borrower was in default and believed the borrower completed trial payments. The ATP was advised the borrower opted out of the trial payments on 11/16/2017 and was advised certified payments in the amount of $2,428.59 per month was returned due to the foreclosure status. Additional commentary on xxx indicated the foreclosure was closed and billed.	No Contact	No	Current	Low	No	High	High	No	No	7/20/2018	Yes	Owner Occupied	Owner Occupied		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442247	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/23/2018. The borrower was advised a copy of the signed modification agreement between Chase and the borrower was mailed 10/22/2018 for the borrower's receipt.  The borrower was advised once the system maintenance is complete the loan will return to normal servicing with the first payment due xxx in the amount of $588.51.  The borrower stated the payment was mailed 10/22/2018.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
														OCCUPANCY: The most recent inspection was completed on 4/11/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	10/23/2018	Contact made with borrower	The borrower was advised a copy of the signed modification agreement between Chase and the borrower was mailed 10/22/2018 for the borrower's receipt. The borrower was advised once the system maintenance is complete the loan will return to normal servicing with the first payment due November 1st, 2018 in the amount of $588.51. The borrower stated the payment was mailed 10/22/2018.	No Contact	No	Current	Low	No	High	High	No	No	4/11/2018	N/A	Owner Occupied	Not Determined		Previously	xxx	Close and Bill	xxx	No	N/A	No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442339	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	• CEASE AND DESIST: Commentary on 8/8/2019 and 5/18/2020 indicated an active cease and desist status on the account and there were no further notations the status was revoked through the end of the review period.	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/26/2020. Commentary on 5/26/2020 indicated the borrower received an email with indications that the damage claim funds were disbursed and the borrower was advised the claim check was sent out on 5/18/2020 with tracking confirmation the check was delivered. Additional commentary on 5/26/2020 stated the claim was closed and there were no further details provided in regards to the claim through the end of the review period.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
														OCCUPANCY: The most recent inspection was completed on 8/2/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	5/26/2020	Contact made with borrower	Commentary on 5/26/2020 indicated the borrower received an email with indications that the damage claim funds were disbursed and the borrower was advised the claim check was sent out on 5/18/2020 with tracking confirmation the check was delivered. Additional commentary on 5/26/2020 stated the claim was closed and there were no further details provided in regards to the claim through the end of the review period.	Retention	Yes	Current	Low	No	High	High	No	No	8/2/2018	N/A	Owner Occupied	Not Determined		Never						No	No	Previously	7	xxx	xxx	Discharged	xxx	Discharged	xxx	Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442790	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	• PROPERTY DAMAGE: Commentary on 3/13/2018 indicated a claim was opened and loss draft checks were noted in the amount of $14,447.05 on 3/16/2018 and $3,829.71 on 6/13/2018; however, the claim was noted as closed due to the lack of borrower contact. Additional commentary on 7/13/2018 indicated the claim would reopen once contact was established with the borrower and a final inspection was necessary. There were no further indications in regards to repair of the damage, the reopened claim, or that a final inspection was completed through the end of the review period.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/11/2017. The most recent borrower contact occurred on 7/11/2017 in which the borrower made a payment in the amount of $1,600.86.
DAMAGE: There is evidence of property damage caused by Not Determined which is estimated to total $10,000-$50,000.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
														OCCUPANCY: The most recent inspection was completed on 1/23/2018. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	7/11/2017	Contact made with borrower	The most recent borrower contact occurred on 7/11/2017 in which the borrower made a payment in the amount of $1,600.86.	No Contact	No	Current	Medium	No	Medium	Medium	No	No	1/23/2018	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	Yes	Not Determined	$10,000-$50,000	No	No	No		No	No	No		No	No	No	No		No	No	No
3158441050	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	10/19/2017			• MISSING COMMENTS: Servicing comments are missing between 07/01/2017 and 10/19/2017.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441147	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	7/5/2018			• MISSING COMMENTS: Servicing comments are missing between 7/1/2017 and 7/5/2018.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441434	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	• CEASE AND DESIST: A cease and desist was requested by the borrower, and placed on the loan on 09/08/2019.	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/6/2019. The last contact with the borrower was on 09/06/2019 when the borrower requested that their phone number be removed from the call list and was unwilling to make a promise to pay. Per the borrowers request, a do not call code was placed on the account on 09/08/2019.	9/6/2019	Contact made with borrower	The last contact with the borrower was on 09/06/2019 when the borrower requested that their phone number be removed from the call list and was unwilling to make a promise to pay. Per the borrowers request, a do not call code was placed on the account on 09/08/2019.	No Contact	Yes	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441591	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No	• DECEASED BORROWER OR CO-BORROWER: The comment on 9/29/2017 indicate that a death certificate was received be the name change department, however no further details regarding the date of death or the name of the deceased were provided within the review period.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/10/2019. The most recent borrower contact occurred on 1/10/19 in which the borrower promised to make a payment in the amount of $621.51 by 1/31/2019. The borrower stated they intend to keep the property and it is owner occupied. The payment history indicates that the payment in the amount of $621.51 was received on 2/6/2019.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 5/30/2019.
														OCCUPANCY: The most recent inspection was completed on 2/17/2019. The inspection determined the occupancy of the property was Owner Occupied.	1/10/2019	Contact made with borrower	The most recent borrower contact occurred on 1/10/19 in which the borrower promised to make a payment in the amount of $621.51 by 1/31/2019. The borrower stated they intend to keep the property and it is owner occupied. The payment history indicates that the payment in the amount of $621.51 was received on 2/6/2019.	No Contact	No	Current	Low	No	High	High	No	Yes	2/17/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441754	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					• CEASE AND DESIST: A life of the loan comment dated 7/26/2010 indicates a written cease and desist was received from the borrower and their phone numbers were removed.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	Yes	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442486	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	• CURRENT FEMA DISASTER AREA: Comments on 8/30/2019 indicate the subject property is in a hurricane-affected state; however, no property damages were reported during the review.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/14/2020. The most recent borrower contact was on 02/14/2020 when the borrower agreed to make a payment in the amount of $632.50. Per the payment history, funds in the amount of $632.50 posted to the account that same day.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on 11/15/2019.
														OCCUPANCY: The most recent inspection was completed on 7/3/2019. The inspection determined the occupancy of the property was Owner Occupied.	2/14/2020	Contact made with borrower	The most recent borrower contact was on 02/14/2020 when the borrower agreed to make a payment in the amount of $632.50. Per the payment history, funds in the amount of $632.50 posted to the account that same day.	Retention	No	Current	Low	No	High	High	No	No	7/3/2019	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	xxx	No	No	No			No	No	No		No	No	No		No	No	No	No		No	Yes	No
3158442661	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	11/6/2017			• MISSING COMMENTS: Servicing comments are missing between 7/1/2017 and 11/6/2017.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442726	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	8/17/2017			• MISSING COMMENTS: Servicing comments are missing between 07/01/2017 and 08/17/2017.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442754	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	• DECEASED BORROWER OR CO-BORROWER: Commentary on 7/26/2018 indicated the death certificate was received in the name change department; however, the date of death was not provided through the end of the review period.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/18/2020. Commentary on 6/18/2020 indicated borrower provided verbal authorization to release all loan information to a third party.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
														OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	6/18/2020	Contact made with borrower	Commentary on 6/18/2020 indicated borrower provided verbal authorization to release all loan information to a third party.	Retention	No	Current	Low	No	High	High	No	Yes		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443089	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	8/31/2017			• MISSING COMMENTS: : Servicing comments are missing between 7/1/2017 and 8/31/2017.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158443094	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	6/30/2020			• MISSING COMMENTS: Servicing comments are missing between 7/1/2017 to 6/30/2020.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158440935	xxx	xxx	xxx	6/30/2020	Yes	7/15/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
														OCCUPANCY: The most recent inspection was completed on 2/5/2019. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Medium	No	Medium	Medium	No	No	2/5/2019	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441118	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441767	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	9/14/2017	5/7/2020	6/30/2020	• MISSING COMMENTS: Servicing comments are missing between 07/01/2017 and 09/14/2017, and 05/07/2020 and 06/30/2020.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158441769	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	9/9/2017	9/10/2017	6/30/2020	• MISSING COMMENTS: Servicing comments are missing between 7/1/2017 and 9/9/2017, and 9/10/2017 and 6/30/2020.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442381	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	Yes	7/1/2017	9/25/2018	12/19/2019	6/30/2020	• MISSING COMMENTS: Servicing comments are missing between 7/1/2017 and 9/25/2018, and 12/19/2019 and 6/30/2020.	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442667	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
														BORROWER CONTACT: Not attempting to contact borrower for valid reason. The last date of contact on behalf of the borrower was 8/8/2018. Servicer comments on 8/8/2018 indicate the borrower called to advise that a new recast agreement was mailed on 8/7/2018. The agreement which was previously received by the servicer had already expired upon receipt of the document.	8/8/2018	Not attempting to contact borrower for valid reason	Servicer comments on 8/8/2018 indicate the borrower called to advise that a new recast agreement was mailed on 8/7/2018. The agreement which was previously received by the servicer had already expired upon receipt of the document.	No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442764	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442946	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442971	xxx	xxx	xxx	6/30/2020	Yes	7/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158442989	xxx	xxx	xxx	6/30/2020	Yes	8/1/2020	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No

Redaction ID	Loan Number	Exception Description	Initial Clayton Exception Comments
3158441050	xxx	MISSING COMMENTS	Servicing comments are missing between 07/01/2017 and 10/19/2017.
3158441147	xxx	MISSING COMMENTS	Servicing comments are missing between 7/1/2017 and 7/5/2018.
3158441434	xxx	CEASE AND DESIST	A cease and desist was requested by the borrower, and placed on the loan on 09/08/2019.
3158441591	xxx	DECEASED BORROWER OR CO-BORROWER	The comment on 9/29/2017 indicate that a death certificate was received be the name change department, however no further details regarding the date of death or the name of the deceased were provided within the review period.
3158441754	xxx	CEASE AND DESIST	A life of the loan comment dated 7/26/2010 indicates a written cease and desist was received from the borrower and their phone numbers were removed.
3158441767	xxx	MISSING COMMENTS	Servicing comments are missing between 07/01/2017 and 09/14/2017, and 05/07/2020 and 06/30/2020.
3158441769	xxx	MISSING COMMENTS	Servicing comments are missing between 7/1/2017 and 9/9/2017, and 9/10/2017 and 6/30/2020.
3158442339	xxx	CEASE AND DESIST	Commentary on 8/8/2019 and 5/18/2020 indicated an active cease and desist status on the account and there were no further notations the status was revoked through the end of the review period.
3158442381	xxx	MISSING COMMENTS	Servicing comments are missing between 7/1/2017 and 9/25/2018, and 12/19/2019 and 6/30/2020.
3158442486	xxx	CURRENT FEMA DISASTER AREA	Comments on 8/30/2019 indicate the subject property is in a hurricane-affected state; however, no property damages were reported during the review.
3158442661	xxx	MISSING COMMENTS	Servicing comments are missing between 7/1/2017 and 11/6/2017.
3158442726	xxx	MISSING COMMENTS	Servicing comments are missing between 07/01/2017 and 08/17/2017.
3158442754	xxx	DECEASED BORROWER OR CO-BORROWER	Commentary on 7/26/2018 indicated the death certificate was received in the name change department; however, the date of death was not provided through the end of the review period.
3158442790	xxx	PROPERTY DAMAGE	Commentary on 3/13/2018 indicated a claim was opened and loss draft checks were noted in the amount of $14,447.05 on 3/16/2018 and $3,829.71 on 6/13/2018; however, the claim was noted as closed due to the lack of borrower contact. Additional commentary on 7/13/2018 indicated the claim would reopen once contact was established with the borrower and a final inspection was necessary. There were no further indications in regards to repair of the damage, the reopened claim, or that a final inspection was completed through the end of the review period.
3158443089	xxx	MISSING COMMENTS	: Servicing comments are missing between 7/1/2017 and 8/31/2017.
3158443094	xxx	MISSING COMMENTS	Servicing comments are missing between 7/1/2017 to 6/30/2020.